FINANCE INCOME AND FINANCE EXPENSES (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure Of Finance Income And Expenses [Abstract]
Summary of Finance Income and Finance Expenses

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Foreign exchange gain	200	546	1,070	627
Interest income	30	60	104	79
Total finance income	230	606	1,174	706

Finance expense consists of the following:
Foreign exchange loss	2	303	153	730
Unwinding of deferred consideration	426	55	679	109
Interest expense on lease liabilities	55	44	89	87
Interest expense on borrowings	390	—	390	—
Other finance results	24	18	40	57
Total finance expenses	897	420	1,351	983
Net finance (expense) income	(667)	186	(177)	(277)